UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds College Target Date Series®
American Funds College 2036 Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 19%	Shares	Value (000)
The Growth Fund of America, Class R-6	102,273	$5,639
EuroPacific Growth Fund, Class R-6	90,336	4,937
		10,576
Growth-and-income funds 67%
Fundamental Investors, Class R-6	164,345	10,605
Capital World Growth and Income Fund, Class R-6	203,299	10,549
The Investment Company of America, Class R-6	203,615	8,448
International Growth and Income Fund, Class R-6	226,069	7,730
		37,332
Equity-income and Balanced funds 2%
American Funds Global Balanced Fund, Class R-6	40,272	1,311
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	307,550	4,094
Capital World Bond Fund, Class R-6	143,374	2,794
		6,888
Total investment securities 100% (cost: $55,831,000)		56,107
Other assets less liabilities 0%		(26)
Net assets 100%		$56,081
American Funds College Target Date Series — American Funds College 2036 Fund — Page 1 of 8

American Funds College 2033 Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 14%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,422,825	$78,454
EuroPacific Growth Fund, Class R-6	590,171	32,253
		110,707
Growth-and-income funds 52%
The Investment Company of America, Class R-6	2,845,159	118,046
Capital World Growth and Income Fund, Class R-6	2,127,079	110,374
Fundamental Investors, Class R-6	1,578,247	101,844
International Growth and Income Fund, Class R-6	2,302,194	78,712
Washington Mutual Investors Fund, Class R-6	283,084	12,999
		421,975
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,433,288	79,204
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	9,022,446	120,089
Capital World Bond Fund, Class R-6	2,051,675	39,987
The Bond Fund of America, Class R-6	2,507,178	31,415
		191,491
Total investment securities 100% (cost: $750,249,000)		803,377
Other assets less liabilities 0%		(310)
Net assets 100%		$803,067
American Funds College Target Date Series — American Funds College 2033 Fund — Page 2 of 8

American Funds College 2030 Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 10%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,547,055	$140,444
EuroPacific Growth Fund, Class R-6	88,194	4,820
		145,264
Growth-and-income funds 43%
The Investment Company of America, Class R-6	4,759,083	197,454
Washington Mutual Investors Fund, Class R-6	3,110,873	142,851
Capital World Growth and Income Fund, Class R-6	2,548,308	132,232
International Growth and Income Fund, Class R-6	3,803,548	130,043
American Mutual Fund, Class R-6	493,091	20,725
Fundamental Investors, Class R-6	233,999	15,100
		638,405
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	4,614,617	150,206
Fixed income funds 37%
The Bond Fund of America, Class R-6	19,733,884	247,266
U.S. Government Securities Fund, Class R-6	14,936,420	198,804
Capital World Bond Fund, Class R-6	3,241,586	63,178
American Funds Mortgage Fund, Class R-6	2,750,290	26,953
		536,201
Total investment securities 100% (cost: $1,380,493,000)		1,470,076
Other assets less liabilities 0%		(560)
Net assets 100%		$1,469,516
American Funds College Target Date Series — American Funds College 2030 Fund — Page 3 of 8

American Funds College 2027 Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth-and-income funds 37%	Shares	Value (000)
American Mutual Fund, Class R-6	4,810,574	$202,188
Washington Mutual Investors Fund, Class R-6	3,642,105	167,246
International Growth and Income Fund, Class R-6	3,106,352	106,206
		475,640
Equity-income and Balanced funds 15%
American Funds Global Balanced Fund, Class R-6	5,105,625	166,188
The Income Fund of America, Class R-6	1,269,264	29,574
		195,762
Fixed income funds 48%
The Bond Fund of America, Class R-6	24,515,238	307,176
American Funds Mortgage Fund, Class R-6	15,299,327	149,933
U.S. Government Securities Fund, Class R-6	8,064,145	107,334
Intermediate Bond Fund of America, Class R-6	2,983,383	39,082
		603,525
Total investment securities 100% (cost: $1,235,253,000)		1,274,927
Other assets less liabilities 0%		(536)
Net assets 100%		$1,274,391
American Funds College Target Date Series — American Funds College 2027 Fund — Page 4 of 8

American Funds College 2024 Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	6,518,865	$273,988
Washington Mutual Investors Fund, Class R-6	346,021	15,889
International Growth and Income Fund, Class R-6	289,316	9,892
		299,769
Equity-income and Balanced funds 18%
The Income Fund of America, Class R-6	11,439,708	266,545
American Funds Global Balanced Fund, Class R-6	461,207	15,012
		281,557
Fixed income funds 63%
The Bond Fund of America, Class R-6	28,774,116	360,540
American Funds Mortgage Fund, Class R-6	31,681,787	310,482
Intermediate Bond Fund of America, Class R-6	22,272,145	291,765
U.S. Government Securities Fund, Class R-6	705,289	9,387
		972,174
Total investment securities 100% (cost: $1,528,937,000)		1,553,500
Other assets less liabilities 0%		(633)
Net assets 100%		$1,552,867
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2018 (000)
Fixed income funds 20%
American Funds Mortgage Fund, Class R-6	25,252,829	6,428,958	—	31,681,787	$—	$(8,756)	$4,190	$310,482
American Funds College Target Date Series — American Funds College 2024 Fund — Page 5 of 8

American Funds College 2021 Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	3,525,057	$148,158
Equity-income and Balanced funds 9%
The Income Fund of America, Class R-6	6,264,662	145,967
Fixed income funds 82%
Intermediate Bond Fund of America, Class R-6	42,232,829	553,250
American Funds Mortgage Fund, Class R-6	41,304,980	404,789
The Bond Fund of America, Class R-6	22,640,586	283,686
Short-Term Bond Fund of America, Class R-6	9,679,768	94,765
		1,336,490
Total investment securities 100% (cost: $1,657,369,000)		1,630,615
Other assets less liabilities 0%		(737)
Net assets 100%		$1,629,878
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2018 (000)
Fixed income funds 25%
American Funds Mortgage Fund, Class R-6	41,569,309	4,189,358	4,453,687	41,304,980	$(257)	$(13,139)	$5,901	$404,789
American Funds College Target Date Series — American Funds College 2021 Fund — Page 6 of 8

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	35,282,550	$462,202
Short-Term Bond Fund of America, Class R-6	47,199,304	462,081
American Funds Mortgage Fund, Class R-6	40,415,307	396,070
		1,320,353
Total investment securities 100% (cost: $1,363,102,000)		1,320,353
Other assets less liabilities 0%		(767)
Net assets 100%		$1,319,586
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2018 (000)
Fixed income funds 65%
Short-Term Bond Fund of America, Class R-6	13,012,887	38,405,691	4,219,274	47,199,304	$(360)	$(8,304)	$3,962	$462,081
American Funds Mortgage Fund, Class R-6	10,955,513	33,017,173	3,557,379	40,415,307	(202)	(14,885)	3,409	396,070
Total 65%					$(562)	$(23,189)	$7,371	$858,151
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2018, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-800-0918O-S66019	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2018